Earnings Per Share	6 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings Per Share

Note 9 Earnings Per Share

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
(a) Basic net loss per share
Total basic net loss per share attributable to the ordinary equity holders of the Company	$(0.06)	$(0.11)	$(0.04)	$(0.10)

(b) Diluted net loss per share
Total diluted net loss per share attributable to the ordinary equity holders of the Company	$(0.06)	$(0.11)	$(0.04)	$(0.10)

(c)
Reconciliations of net loss used in calculating net loss per share

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Basic net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating basic net loss per share	$(27,864,014)	$(51,860,307)	$(13,446,593)	$(13,430,174)

Diluted net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating diluted net loss per share	$(27,864,014)	$(51,860,307)	$(13,446,593)	$(13,430,174)

(d)
Weighted average number of shares used as the denominator

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
	2022	2022	2021	2020
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted net loss per share	486,616,365	464,437,628	366,289,024	135,918,095

Information concerning the classification of securities

Options and rights

Options and rights on issue during the six months ended June 30, 2022, and twelve months ended June 30, 2022, 2021 and 2020, are not included in the calculation of diluted earnings per share because they are antidilutive. These options and rights could potentially dilute basic earnings per share in the future. Details relating to options and rights are set out in Note 27 - Share-based Payments.